Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Feb. 24, 2013	Nov. 25, 2012	Nov. 27, 2011
Allowance for doubtful accounts	$ 21,939	$ 20,738	$ 22,684
Accumulated depreciation	$ 785,626	$ 782,766	$ 731,859
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	270,000,000	270,000,000	270,000,000
Common stock, shares issued	37,398,181	37,392,343	37,354,021
Common stock, shares outstanding	37,398,181	37,392,343	37,354,021